RELATED-PARTY TRANSACTIONS - Summary of Balance Sheet Assets and Liabilities from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Intangibles, net	$ 18,755	$ 1,624
MGM | Marketing Agreement
Related Party Transaction [Line Items]
Intangibles, net	$ 1,000	1,000
Accrued liabilities		$ 20,000